Government Grant - Additional Information (Details) € in Millions	12 Months Ended
	Sep. 30, 2023 EUR (€) Job	Mar. 31, 2025 EUR (€)	Sep. 30, 2024 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Government grants	€ 11.3
Number of Permanent Jobs | Job	400
Cash from state Mecklenburg Vorpommern [member]
Disclosure of non-adjusting events after reporting period [line items]
Other receivable financial assets		€ 1.9	€ 8.7